Income Taxes (Tables)	12 Months Ended
Jun. 30, 2011
Schedule of Income before Income Tax, Domestic and Foreign	Income before income taxes was derived from the following sources:

	2011	2010	2009
United States	$681,910	$354,675	$390,507
Foreign	731,811	400,142	292,576

	$1,413,721	$754,817	$683,083

Schedule of Components of Income Tax Expense (Benefit)

Income taxes include the following:

	2011	2010	2009
Federal
Current	$121,292	$84,878	$46,524
Deferred	34,136	6,104	37,670
Foreign
Current	193,064	105,927	120,963
Deferred	(24,229)	(22,788)	(50,560)
State and local
Current	21,500	25,000	18,500
Deferred	10,808	(669)	(158)

	$356,571	$198,452	$172,939

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the Company’s effective income tax rate to the statutory Federal rate follows:

	2011	2010	2009
Statutory Federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	1.8	2.1	1.7
Litigation settlements			1.8
Foreign tax rate difference	(8.7)	(7.4)	(8.7)
Cash surrender of life insurance	(0.9)	(1.0)	2.3
Research tax credit	(1.1)	(0.7)	(2.5)
Worthless stock benefit			(3.2)
Other	(0.9)	(1.7)	(1.1)

Effective income tax rate	25.2%	26.3%	25.3%

Schedule of Deferred Tax Assets and Liabilities

The differences comprising the net deferred taxes shown on the Consolidated Balance Sheet at June 30 were as follows:

	2011	2010
Postretirement benefits	$374,005	$565,258
Other liabilities and reserves	161,954	118,882
Long-term contracts	7,355	4,323
Stock-based incentive compensation	63,590	60,882
Loss carryforwards	186,613	106,106
Unrealized currency exchange gains and losses	43,484	15,312
Inventory	24,623	21,123
Depreciation and amortization	(479,103)	(455,684)
Valuation allowance	(192,904)	(92,799)

Net deferred tax asset	$189,617	$343,403

Change in net deferred tax asset:
Provision for deferred tax	$(20,715)	$17,353
Items of other comprehensive (loss) income	(131,552)	94,854
Acquisitions and other	(1,519)	(4,050)

Total change in net deferred tax	$(153,786)	$108,157

Summary of Income Tax Contingencies

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009
Balance July 1	$82,089	$132,954	$105,070
Additions for tax positions related to current year	8,398	10,815	31,414
Additions for tax positions of prior years	10,015	23,408	15,899
Additions for acquisitions		294	760
Reductions for tax positions of prior years	(15,060)	(64,821)	(10,566)
Reductions for settlements	(7,133)	(21,770)	(3,768)
Reductions for expiration of statute of limitations		(37)
Effect of foreign currency translation	2,847	1,246	(5,855)

Balance June 30	$81,156	$82,089	$132,954